Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share based compensation expense

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
General and administrative expenses	35,499	24,015	23,688
Research and development expenses	916	1,378	1,462
Selling expenses	2,501	4,144	5,252
Cost of revenues	170	218	271
Total	39,086	29,755	30,673

Summary of compensation expense for different awards

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Repurchase of ordinary shares (Note 11)	17,421	—	—
Vesting of restricted shares	12,419	12,415	6,607
Vesting of RSUs	9,246	17,340	20,130
Vesting of share options	—	—	3,936
Total	39,086	29,755	30,673

Summary of Group's restricted shares activities

	Numbers of shares	Weighted-average grant date fair value
		US$
Unvested at December 31, 2018	60,750,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2019	40,500,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2020	20,250,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2021	—	—

Schedule of fair value of option assumptions

Year ended December 31, 2021
Exercise price (US$)	0.01
Fair value of the ordinary share on the date of option grant (US$)	1.445
Expected volatility	62.97%
Risk-free interest rate (per annum)	1.25%
Expected dividend yield	0%
Exercise multiple	2.2
Contractual term (in years)	10
Expected forfeiture rate (post-vesting)	5.24%

Summary of Group's RSU activities

		Weighted	Weighted
		Average	Average
		Grant	Remaining	Aggregate
	Share	Date Fair	Contractual	Intrinsic
	Option	Value	Life	Value
		US$	In years
Outstanding as of December 31, 2020	—	—	—	—
Granted	5,009,222	1.4350	—	—
Cancelled	(228,624)	1.4350	—	—
Outstanding as of December 31, 2021	4,780,598	1.4350	9.64	21,945
Vested and expected to vest as of December 31, 2021	4,780,598	1.4350	9.64	21,945
Exercisable as of December 31, 2021	—	—	—	—

RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's RSU activities

	RSUs	Weighted Average
	Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2018	9,824,454	0.1582
Granted	15,514,500	0.3722
Vested	(2,720,091)	0.1464
Forfeited	(1,820,000)	0.2433
Unvested at December 31, 2019	20,798,863	0.3119
Granted	7,775,835	0.9203
Vested	(6,060,842)	0.2753
Forfeited	(1,608,861)	0.4077
Unvested at December 31, 2020	20,904,995	0.5415
Vested	(7,629,599)	0.4302
Forfeited	(861,193)	0.6266
Unvested at December 31, 2021	12,414,203	0.6037